May 01, 2020

Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated November 25, 2020

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2020, as supplemented June 9, 2020, July 15, 2020 and October 26, 2020 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Sub-Adviser Appointment for Index 500 Stock Portfolio

BlackRock Advisors, LLC (“BlackRock”) will begin serving as sub-adviser to the Fund’s Index 500 Stock Portfolio (the “Portfolio”) on February 1, 2021. Certain sections of the Prospectus shall be amended, as noted below, in connection with the appointment of BlackRock as sub-adviser to the Portfolio. The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to the new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

The following amendments to the Prospectus shall be effective February 1, 2021:

The first paragraph of the “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary is amended to read as follows:

“The Portfolio employs a “passive management,” or indexing, investment approach designed to track the performance of the S&P 500® Index. The S&P 500® Index is composed of the stocks of primarily large capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market’s total capitalization. As of March 31, 2020, the market capitalization range of the S&P 500® Index was approximately $2 billion to $1 trillion. The Portfolio attempts to achieve its objective by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the Index. This is known as a full replication strategy. The Portfolio may also invest in equity index futures and exchange traded funds for cash management and liquidity purposes and to help achieve full replication.”

The “PRINCIPAL RISKS” section of the Portfolio’s Summary is amended to add the following two risks:

“◾ Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error. ETFs are also subject to the risk that their market prices may trade at a premium or discount to their net asset value, which means the Portfolio will overpay for an ETF’s assets if it is trading at a premium and will get less than the value of the ETF’s assets when selling if it is trading at a discount. An active market for an ETF may not be developed or maintained. Trading of an ETF’s shares may be halted by the exchange, in which case the Portfolio would be unable to sell its ETF shares unless and until trading is resumed.”

“◾ Tracking Error Risk – The Portfolio may be subject to tracking error, which is the divergence of the Portfolio’s performance from that of the underlying index. Tracking error may occur because of differences between the securities and other instruments held in the Portfolio and those included in the underlying index, changes in the composition of the underlying index and the timing of rebalance transactions by the Portfolio, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Portfolio’s valuation of a security at the time of calculation of the Portfolio’s net asset value), transaction costs incurred by the Portfolio, the Portfolio’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, transactions carried out to minimize the distribution of capital gains to shareholders, the costs to the Portfolio of complying with various new or existing regulatory requirements and the timing of purchases and redemptions of Portfolio shares. Tracking error also may occur due to the Portfolio’s investment in futures and exchange traded funds, as the values of such investments may not correlate as intended with the underlying index. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Portfolio incurs fees and expenses, while the underlying index does not.”

The “Indexing Strategy Risk” contained in the “PORTFOLIO RISKS” section of the Portfolio’s Summary is amended to read as follows:

“◾ Indexing Strategy Risk – A Portfolio using a passive management strategy is not “actively” managed, and therefore does not engage in shifting portfolio assets to take advantage of market opportunity, and does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. Since the Portfolio implements a full replication strategy with respect to the index which it tracks, to the extent the index has a significant allocation to an industry or group of industries, a particular sector, or to a single issuer or small number of issuers, the Portfolio will exhibit a significant investment level in that industry, group of industries, sector, issuer or small number of issuers. Portfolio performance may be adversely affected by a significant investment in an industry, group of industries, sector, issuer or small number of issuers, and may be more susceptible to adverse economic, market, political or regulatory developments affecting the industry, group of industries, sector or issuer(s) subject to a significant level of investment.”

The “PERFORMANCE” section of the Portfolio’s Summary is amended by inserting the following as the third and fourth sentences of the first paragraph:

“Prior to February 1, 2021, the Portfolio was managed by Mason Street Advisors, LLC. Performance shown may have been different if the current strategy, and the current sub-adviser, had been in place during the periods shown.”

Sub-Adviser Appointment for Index 400 Stock Portfolio

Northern Trust Investments, Inc. (“Northern Trust”) will begin serving as sub-adviser to the Fund’s Index 400 Stock Portfolio (the “Portfolio”) on February 1, 2021. Certain sections of the Prospectus shall be amended, as noted below, in connection with Northern Trust’s appointment as sub-adviser to the Portfolio. The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to the new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

The following amendments to the Prospectus shall be effective February 1, 2021:

The first paragraph of the “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary is amended to read as follows:

“The Portfolio employs a “passive management,” or indexing, investment approach designed to track the performance of the S&P MidCap 400® Index. The S&P MidCap 400® Index is composed of the stocks of companies whose capitalizations generally are smaller than those of companies that comprise the S&P 500® Index. The S&P MidCap 400® Index does not include the stocks of the very large companies that account for most of the weighting in the S&P 500® Index. As of March 31, 2020, the market capitalization range of the S&P MidCap 400® Index was approximately $289 million to $18 billion. The Portfolio attempts to achieve its objective by investing all, or substantially all, of its assets in the stocks that make up the S&P MidCap 400® Index, holding each stock in approximately the same proportion as its weighting in the Index. This is known as a full replication strategy. The Portfolio may also invest in equity index futures and exchange traded funds for cash management and liquidity purposes and to help achieve full replication.”

The “PRINCIPAL RISKS” section of the Portfolio’s Summary is amended to add the following two risks:

“◾ Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error. ETFs are also subject to the risk that their market prices may trade at a premium or discount to their net asset value, which means the Portfolio will overpay for an ETF’s assets if it is trading at a premium and will get less than the value of the ETF’s assets when selling if it is trading at a discount. An active market for an ETF may not be developed or maintained. Trading of an ETF’s shares may be halted by the exchange, in which case the Portfolio would be unable to sell its ETF shares unless and until trading is resumed.”

“◾ Tracking Error Risk – The Portfolio may be subject to tracking error, which is the divergence of the Portfolio’s performance from that of the underlying index. Tracking error may occur because of differences between the securities and other instruments held in the Portfolio and those included in the underlying index, changes in the composition of the underlying index and the timing of rebalance transactions by the Portfolio, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Portfolio’s valuation of a security at the time of calculation of the Portfolio’s net asset value), transaction costs incurred by the Portfolio, the Portfolio’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, transactions carried out to minimize the distribution of capital gains to shareholders, the costs to the Portfolio of complying with various new or existing regulatory requirements and the timing of purchases and redemptions of Portfolio shares. Tracking error also may occur due to the Portfolio’s investment in futures and exchange traded funds, as the values of such investments may not correlate as intended with the underlying index. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Portfolio incurs fees and expenses, while the underlying index does not.”

The “Indexing Strategy Risk” contained in the “PORTFOLIO RISKS” section of the Portfolio’s Summary is amended to read as follows:

“◾ Indexing Strategy Risk – A Portfolio using a passive management strategy is not “actively” managed, and therefore does not engage in shifting portfolio assets to take advantage of market opportunity, and does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. Since the Portfolio implements a full replication strategy with respect to the index which it tracks, to the extent the index has a significant allocation to an industry or group of industries, a particular sector, or to a single issuer or small number of issuers, the Portfolio will exhibit a significant investment level in that industry, group of industries, sector, issuer or small number of issuers. Portfolio performance may be adversely affected by a significant investment in an industry, group of industries, sector, issuer or small number of issuers, and may be more susceptible to adverse economic, market, political or regulatory developments affecting the industry, group of industries, sector or issuer(s) subject to a significant level of investment.”

The “PERFORMANCE” section of the Portfolio’s Summary is amended by inserting the following as the third and fourth sentences of the first paragraph:

“Prior to February 1, 2021, the Portfolio was managed by Mason Street Advisors, LLC. Performance shown may have been different if the current strategy, and the current sub-adviser, had been in place during the periods shown.”

Sub-Adviser Appointment for Index 600 Stock Portfolio

Northern Trust Investments, Inc. (“Northern Trust”) will begin serving as sub-adviser to the Fund’s Index 600 Stock Portfolio (the “Portfolio”) on February 1, 2021. Certain sections of the Prospectus shall be amended, as noted below, in connection with Northern Trust’s appointment as sub-adviser to the Portfolio. The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to the new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

The following amendments to the Prospectus shall be effective February 1, 2021:

The first paragraph of the “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary is amended to read as follows:

“The Portfolio employs a “passive management,” or indexing, investment approach designed to track the performance of the S&P SmallCap 600® Index. S&P SmallCap 600® Index is composed of domestic stocks with market capitalizations ranging between approximately $17 million and $4 billion as of March 31, 2020. The Portfolio attempts to achieve its objective by investing all, or substantially all, of its assets in stocks that make up the S&P SmallCap 600® Index, holding each stock in approximately the same proportion as its weighting in the Index. This is known as a full replication strategy. The Portfolio may also invest in equity index futures and exchange traded funds for cash management and liquidity purposes and to help achieve full replication.”

The “PRINCIPAL RISKS” section of the Portfolio’s Summary is amended to add the following risk:

“◾ Tracking Error Risk – The Portfolio may be subject to tracking error, which is the divergence of the Portfolio’s performance from that of the underlying index. Tracking error may occur because of differences between the securities and other instruments held in the Portfolio and those included in the underlying index, changes in the composition of the underlying index and the timing of rebalance transactions by the Portfolio, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Portfolio’s valuation of a security at the time of calculation of the Portfolio’s net asset value), transaction costs incurred by the Portfolio, the Portfolio’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, transactions carried out to minimize the distribution of capital gains to shareholders, the costs to the Portfolio of complying with various new or existing regulatory requirements and the timing of purchases and redemptions of Portfolio shares. Tracking error also may occur due to the Portfolio’s investment in futures and exchange traded funds, as the values of such investments may not correlate as intended with the underlying index. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Portfolio incurs fees and expenses, while the underlying index does not.”

The “Indexing Strategy Risk” contained in the “PORTFOLIO RISKS” section of the Portfolio’s Summary is amended to read as follows:

“◾ Indexing Strategy Risk – A Portfolio using a passive management strategy is not “actively” managed, and therefore does not engage in shifting portfolio assets to take advantage of market opportunity, and does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. Since the Portfolio implements a full replication strategy with respect to the index which it tracks, to the extent the index has a significant allocation to an industry or group of industries, a particular sector, or to a single issuer or small number of issuers, the Portfolio will exhibit a significant investment level in that industry, group of industries, sector, issuer or small number of issuers. Portfolio performance may be adversely affected by a significant investment in an industry, group of industries, sector, issuer or small number of issuers, and may be more susceptible to adverse economic, market, political or regulatory developments affecting the industry, group of industries, sector or issuer(s) subject to a significant level of investment.”

The “PERFORMANCE” section of the Portfolio’s Summary is amended by inserting the following as the third and fourth sentences of the first paragraph:

“Prior to February 1, 2021, the Portfolio was managed by Mason Street Advisors, LLC. Performance shown may have been different if the current strategy, and the current sub-adviser, had been in place during the periods shown.”